Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 26, 2013 acre
Loss Contingencies [Line Items]
Capitalized leasehold costs	$ 0.6
Lease agreement period	5 years
Rent expense	$ 0.3	$ 0.1	$ 0
Lease agreement, term	The Company leases office space under operating leases that expire between the years 2015 to 2025.
Oxford acquisition [Member]
Loss Contingencies [Line Items]
Area of leasehold property held	46,549			181,000
Oxford acquisition [Member] | Modification to Lease [Member]
Loss Contingencies [Line Items]
Area of leasehold property held	34,256
Oxford acquisition [Member] | Unpredicted Modification to Lease [Member]
Loss Contingencies [Line Items]
Area of leasehold property held	12,293
Other Lawsuit [Member]
Loss Contingencies [Line Items]
Area of leasehold property held	157